Risk Assurance Liabilities - Summary of Movement of Risk Assurance Liabilities (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Guarantees [Abstract]
Balance at the beginning of the year	¥ 173,210,363	$ 24,880,112	¥ 129,935,457
Fair value of risk assurance liabilities upon the inception of new loans	166,911,451	23,975,330	121,328,889
Performed risk assurance liabilities	(114,427,095)	(16,436,424)	(77,700,252)
Net loss (gain) on risk assurance liabilities	34,257,754	4,920,818	(353,731)	¥ (38,866,874)
Balance at the end of the year	¥ 259,952,473	$ 37,339,836	¥ 173,210,363	¥ 129,935,457